UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-131111-04


                 NovaStar Mortgage Funding Trust, Series 2006-MTA1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-5091057
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A1           [   ]           [   ]           [ x ]
    2A1A          [   ]           [   ]           [ x ]
    2A1B          [   ]           [   ]           [ x ]
    2A1C          [   ]           [   ]           [ x ]
    X             [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-MTA1, NovaStar Home Equity Loan Asset-Backed Notes, Series 2006-MTA1.

         The distribution report  is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on  November 27, 2006  is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: December 6, 2006

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Monthly Statement to Noteholders


                                  EXHIBIT 99.1
                Novastar Mortgage Funding Trust, Series 2006-MTA1
                                November 27, 2006


                                Table of Contents
Distribution Report   -----------------------------------------------------   3
Factor Report   -----------------------------------------------------------   4
Available Remittance Amounts   --------------------------------------------   5
Distributions of Principal and Interest   ---------------------------------   7
Pool Balances Detail   ----------------------------------------------------   9
Loans Delinquent   --------------------------------------------------------  10
REO Loans   ---------------------------------------------------------------  13
Prepayments and Realized Losses Detail   ----------------------------------  14
Available Interest Shortfall Detail   -------------------------------------  14
Note Rates   --------------------------------------------------------------  17
Overcollteralization Detail   ---------------------------------------------  18

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Daniel Stinfil
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5431 / Fax: (212) 623-5930
                      Email: daniel.s.stinfil@jpmorgan.com

                                                          EXHIBIT 99.1
                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                        November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST       TOTAL           LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
IA1        518,700,000.00    485,002,906.07  13,805,981.17    2,456,337.63   16,262,318.80   0.00         0.00      471,196,924.90
IIA1A      331,740,000.00    303,821,746.84  14,033,116.88    1,534,553.01   15,567,669.89   0.00         0.00      289,788,629.96
IIA1B      138,225,000.00    126,595,557.70   5,847,278.14      645,215.36    6,492,493.50   0.00         0.00      120,748,279.56
IIA1C       82,935,000.00     75,958,473.36   3,508,419.48      389,223.88    3,897,643.36   0.00         0.00       72,450,053.88
M1          40,200,000.00     40,224,785.74           0.00      209,437.05      209,437.05   0.00         0.00       40,224,785.74
M2          19,200,000.00     19,212,029.97           0.00      100,382.86      100,382.86   0.00         0.00       19,212,029.97
M3          11,400,000.00     11,407,256.79           0.00       59,812.05       59,812.05   0.00         0.00       11,407,256.79
M4           9,600,000.00      9,606,590.98           0.00       51,251.16       51,251.16   0.00         0.00        9,606,590.98
M5           6,600,000.00      6,604,696.30           0.00       35,538.77       35,538.77   0.00         0.00        6,604,696.30
M6           6,000,000.00      6,004,419.36           0.00       32,583.98       32,583.98   0.00         0.00        6,004,419.36
M7           6,000,000.00      6,004,569.36           0.00       32,860.01       32,860.01   0.00         0.00        6,004,569.36
M8           6,000,000.00      6,006,519.36           0.00       36,449.56       36,449.56   0.00         0.00        6,006,519.36
M9           6,000,000.00      6,007,869.36           0.00       38,936.00       38,936.00   0.00         0.00        6,007,869.36
M10          6,000,000.00      6,007,869.36           0.00       38,936.00       38,936.00   0.00         0.00        6,007,869.36
TRUST_CERT           0.00              0.00           0.00            0.00            0.00   0.00         0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,188,600,000.00  1,108,465,290.55  37,194,795.67    5,661,517.32   42,856,312.99   0.00         0.00    1,071,270,494.88
-----------------------------------------------------------------------------------------------------------------------------------
X        1,061,223,414.00  1,119,865,290.55           0.00    1,026,543.18    1,026,543.18   0.00         0.00    1,082,670,494.88
C           11,400,000.00     11,400,000.00           0.00      344,259.30      344,259.30   0.00         0.00       11,400,000.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                             BEGINNING                                                           ENDING              NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
IA1        66988UAA8          935.03548500    26.61650505      4.73556512    31.35207018       908.41897995          5.525000%
IIA1A      66988UAB6          915.84296992    42.30155206      4.62577021    46.92732227       873.54141786          5.510000%
IIA1B      66988UAC4          915.86585422    42.30260908      4.66786298    46.97047206       873.56324514          5.560000%
IIA1C      66988UAD2          915.87958474    42.30324326      4.69311967    46.99636294       873.57634147          5.590000%
M1         66988UAF7        1,000.61656070     0.00000000      5.20987687     5.20987687     1,000.61656070          5.680000%
M2         66988UAG5        1,000.62656094     0.00000000      5.22827396     5.22827396     1,000.62656094          5.700000%
M3         66988UAH3        1,000.63656053     0.00000000      5.24667105     5.24667105     1,000.63656053          5.720000%
M4         66988UAJ9        1,000.68656042     0.00000000      5.33866250     5.33866250     1,000.68656042          5.820000%
M5         66988UAK6        1,000.71156061     0.00000000      5.38466212     5.38466212     1,000.71156061          5.870000%
M6         66988UAL4        1,000.73656000     0.00000000      5.43066333     5.43066333     1,000.73656000          5.920000%
M7         66988UAM2        1,000.76156000     0.00000000      5.47666833     5.47666833     1,000.76156000          5.970000%
M8         66988UAN0        1,001.08656000     0.00000000      6.07492667     6.07492667     1,001.08656000          6.620000%
M9         66988UAP5        1,001.31156000     0.00000000      6.48933333     6.48933333     1,001.31156000          7.070000%
M10        66988UAQ3        1,001.31156000     0.00000000      6.48933333     6.48933333     1,001.31156000          7.070000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                        932.58059107    31.29294605      4.76318132    36.05612737       901.28764503
-----------------------------------------------------------------------------------------------------------------------------------
X          66988UAE0        1,055.25874738     0.00000000      0.96732052     0.96732052     1,020.20976978          1.100000%
C          66988UAR1        1,000.00000000     0.00000000     30.19818421    30.19818421     1,000.00000000         36.237821%
-----------------------------------------------------------------------------------------------------------------------------------

                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                        November 27, 2006


        Available Funds - Group I                                                                       17,284,182.81
        Available Funds - Group II                                                                      26,942,932.66

Collateral Principal Detail

        Group I Scheduled Principal                                                                              0.00
        Group I Prepayments in Full                                                                     15,312,589.44
        Group I Curtailments                                                                               333,140.66
        Group I Net Liquidation Proceeds                                                                         0.00
        Group I Realized Losses                                                                                  0.00
        Group I Negative Amortization                                                                    1,839,748.93

        Group II Scheduled Principal                                                                             0.00
        Group II Prepayments in Full                                                                    24,949,799.05
        Group II Curtailments                                                                              336,329.46
        Group II Net Liquidation Proceeds                                                                        0.00
        Group II Realized Losses                                                                                 0.00
        Group II Negative Amortization                                                                   1,897,314.02

        Total Scheduled Principal                                                                                0.00
        Total Prepayments in Full                                                                       40,262,388.49
        Total Curtailments                                                                                 669,470.12
        Total Net Liquidation Proceeds                                                                           0.00
        Total Realized Losses                                                                                    0.00
        Total Negative Amortization                                                                      3,737,062.95

Collateral Interest Detail

        Group I Gross Interest                                                                           3,686,840.79
        Group I Servicing Fee                                                                              195,011.59
        Group I Custodian Fee                                                                                  403.80
        Group I Trustee Fee                                                                                  1,595.68
        Group I MI Premium                                                                                  21,575.71

        Group II Gross Interest                                                                          3,743,202.48
        Group II Servicing Fee                                                                             179,197.09
        Group II Custodian Fee                                                                                 205.60
        Group II Trustee Fee                                                                                 1,670.34
        Group II MI Premium                                                                                  8,056.56

        Total Gross Interest                                                                             7,430,043.27
        Total Servicing Fee                                                                                374,208.68
        Total Custodian Fee                                                                                    609.40
        Total Trustee Fee                                                                                    3,266.27
        Total MI Premium                                                                                    29,632.27

Collateral Prepay Penalty Detail

        Group I Prepay Penalty                                                                               9,861.91
        Group II Prepay Penalty                                                                                  0.00
        Total Prepay Penalty                                                                                 9,861.91

Distributions of Principal

        Class A-1A                                                                                      13,805,981.17
        Class A-2A                                                                                      14,033,116.88
        Class A-2B                                                                                       5,847,278.14
        Class A-2C                                                                                       3,508,419.48
        Class M-1                                                                                                0.00
        Class M-4                                                                                                0.00
        Class M-5                                                                                                0.00
        Class M-6                                                                                                0.00
        Class M-2                                                                                                0.00
        Class M-3                                                                                                0.00
        Class M7                                                                                                 0.00
        Class M8                                                                                                 0.00
        Class M9                                                                                                 0.00
        Class M10                                                                                                0.00

Accrued Note Interest

        Class A-1A                                                                                       2,456,337.63
        Class A-2A                                                                                       1,534,553.01
        Class A-2B                                                                                         645,215.36
        Class A-2C                                                                                         389,223.88
        Class M-1                                                                                          209,437.05
        Class M-2                                                                                          100,382.86
        Class M-3                                                                                           59,812.05
        Class M-4                                                                                           51,251.16
        Class M-5                                                                                           35,538.77
        Class M-6                                                                                           32,479.13
        Class M-7                                                                                           32,479.94
        Class M-8                                                                                           32,490.49
        Class M-9                                                                                           32,497.79
        Class M-10                                                                                          32,497.79

Distributions of Interest

        Class A-1A                                                                                       2,456,337.63
        Class A-2A                                                                                       1,534,553.01
        Class A-2B                                                                                         645,215.36
        Class A-2C                                                                                         389,223.88
        Class M-1                                                                                          209,437.05
        Class M-2                                                                                          100,382.86
        Class M-3                                                                                           59,812.05
        Class M-4                                                                                           51,251.16
        Class M-5                                                                                           35,538.77
        Class M-6                                                                                           32,583.98
        Class M-7                                                                                           32,860.01
        Class M-8                                                                                           36,449.56
        Class M-9                                                                                           38,936.00
        Class M-10                                                                                          38,936.00

Unpaid Interest Shortfall Amounts

        Unpaid Interest Shortfall - A-1A                                                                         0.00
        Unpaid Interest Shortfall - A-2A                                                                         0.00
        Unpaid Interest Shortfall - A-2B                                                                         0.00
        Unpaid Interest Shortfall - A-2C                                                                         0.00
        Unpaid Interest Shortfall - M-1                                                                          0.00
        Unpaid Interest Shortfall - M-2                                                                          0.00
        Unpaid Interest Shortfall - M-3                                                                          0.00
        Unpaid Interest Shortfall - M-4                                                                          0.00
        Unpaid Interest Shortfall - M-5                                                                          0.00
        Unpaid Interest Shortfall - M-6                                                                          0.00
        Unpaid Interest Shortfall - M7                                                                           0.00
        Unpaid Interest Shortfall - M8                                                                           0.00
        Unpaid Interest Shortfall - M9                                                                           0.00
        Unpaid Interest Shortfall - M10                                                                          0.00

Pool Balances

        Group I Beginning Pool Balance                                                                 547,114,942.84
        Group I Ending Pool Balance                                                                    533,308,961.66
        Group II Beginning Pool Balance                                                                572,750,347.71
        Group II Ending Pool Balance                                                                   549,361,533.22
        Total Beginning Pool Balance                                                                 1,119,865,290.55
        Total Ending Pool Balance                                                                    1,082,670,494.88

Mortgage Loan Information as of Determination Date

        Number of Mortgage Loans                                                                                2,946
        Aggregate Principal Balance of Mortgage Loans                                                1,082,670,494.88
        Beginning Weighted Average Mortgage Rate                                                              7.5250%
        Remaining Weighted Average Maturity                                                                    367.47

Total Balance of Pre-Funding Account                                                                             0.00
        Group I  Balance of Pre-Funding Account                                                                  0.00
        Group II Balance of Pre-Funding Account                                                                  0.00
        Interest Earned on Pre-Funding Amount                                                                  131.00

Loans Delinquent
Contractual Delinquency - Group I
        Balance of 0-30 Days                                                                           528,231,730.69
        Number of 0-30 Days                                                                                     1,944
        Balance of 30-59 Days                                                                            2,838,020.34
        Number of 30-59 Days                                                                                        9
        Balance of 60-89 Days                                                                            1,086,437.32
        Number of 60-89 Days                                                                                        4
        Balance of 90+ Days                                                                                386,507.55
        Number of 90+ Days                                                                                          1

Contractual Bankruptcy - Group I
        Balance of 0-30 Days                                                                               561,882.22
        Number of 0-30 Days                                                                                         2
        Balance of 30-59 Days                                                                                    0.00
        Number of 30-59 Days                                                                                        0
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                                      0.00
        Number of 90+ Days                                                                                          0

Legal Delinquency - Group I
        Balance of 0-30 Days                                                                           528,231,730.69
        Number of 0-30 Days                                                                                     1,944
        Balance of 30-59 Days                                                                            2,838,020.34
        Number of 30-59 Days                                                                                        9
        Balance of 60-89 Days                                                                            1,086,437.32
        Number of 60-89 Days                                                                                        4
        Balance of 90+ Days                                                                                386,507.55
        Number of 90+ Days                                                                                          1

Legal Bankruptcy - Group I
        Balance of 0-30 Days                                                                               561,882.22
        Number of 0-30 Days                                                                                         2
        Balance of 30-59 Days                                                                                    0.00
        Number of 30-59 Days                                                                                        0
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                                      0.00
        Number of 90+ Days                                                                                          0

Loans in Foreclosure - Group I
        Balance of 0-30 Days                                                                                     0.00
        Number of 0-30 Days                                                                                         0
        Balance of 30-59 Days                                                                                    0.00
        Number of 30-59 Days                                                                                        0
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                                204,383.55
        Number of 90+ Days                                                                                          1

Contractual Delinquency - Group II
        Balance of 0-30 Days                                                                           541,233,907.75
        Number of 0-30 Days                                                                                       971
        Balance of 30-59 Days                                                                            5,311,193.05
        Number of 30-59 Days                                                                                        9
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                              1,928,815.87
        Number of 90+ Days                                                                                          3

Contractual Bankruptcy - Group II
        Balance of 0-30 Days                                                                                     0.00
        Number of 0-30 Days                                                                                         0
        Balance of 30-59 Days                                                                                    0.00
        Number of 30-59 Days                                                                                        0
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                                      0.00
        Number of 90+ Days                                                                                          0

Legal Delinquency - Group II
        Balance of 0-30 Days                                                                           541,233,907.75
        Number of 0-30 Days                                                                                       971
        Balance of 30-59 Days                                                                            5,311,193.05
        Number of 30-59 Days                                                                                        9
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                              1,928,815.87
        Number of 90+ Days                                                                                          3

Legal Bankruptcy - Group II
        Balance of 0-30 Days                                                                                     0.00
        Number of 0-30 Days                                                                                         0
        Balance of 30-59 Days                                                                                    0.00
        Number of 30-59 Days                                                                                        0
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                                      0.00
        Number of 90+ Days                                                                                          0

Loans in Foreclosure - Group II                                                                                  0.00
        Balance of 0-30 Days                                                                                     0.00
        Number of 0-30 Days                                                                                         0
        Balance of 30-59 Days                                                                                    0.00
        Number of 30-59 Days                                                                                        0
        Balance of 60-89 Days                                                                                    0.00
        Number of 60-89 Days                                                                                        0
        Balance of 90+ Days                                                                                887,616.55
        Number of 90+ Days                                                                                          2

Loans in REO
        REO Loans
        Group Number   Number of Loans    Principal Balance   Percentage
              1               0                   0.00           0.00%
              2               0                   0.00           0.00%

Principal Prepayments

        Group I Prepayments                                                                             15,312,589.44
        Group II Prepayments                                                                            24,949,799.05

Realized Losses

        Group I Liquidated Loan Balance                                                                          0.00
        Group I Net Liquidation Proceeds                                                                         0.00
        Group I Current Period Realized Losses                                                                   0.00
        Group I Recoveries of Prior Losses                                                                       0.00
        Group I Subsequent Losses                                                                                0.00

        Group I Cumulative Liquidated Loan Balance                                                               0.00
        Group I Cumulative Net Liquidation Proceeds                                                              0.00
        Group I Cumulative Recoveries of Prior Losses                                                            0.00
        Group I Cumulative Subsequent Losses                                                                     0.00
        Group I Cumulative Realized Losses                                                                       0.00

        Group II Liquidated Loan Balance                                                                         0.00
        Group II Net Liquidation Proceeds                                                                        0.00
        Group II Current Period Realized Losses                                                                  0.00
        Group II Recoveries of Prior Losses                                                                      0.00
        Group II Subsequent Losses                                                                               0.00

        Group II Cumulative Liquidated Loan Balance                                                              0.00
        Group II Cumulative Net Liquidation Proceeds                                                             0.00
        Group II Cumulative Recoveries of Prior Losses                                                           0.00
        Group II Cumulative Subsequent Losses                                                                    0.00
        Group II Cumulative Realized Losses                                                                      0.00

Prepayment Interest Shortfalls not covered by the Servicer                                                       0.00

Credit Enhancement Percentage                                                                                  11.47%

Available Funds Cap Shortfall Amount

        Current Period Available Funds Cap Shortfall Amount - A-1A                                               0.00
        Current Period Available Funds Cap Shortfall Amount - A-2A                                               0.00
        Current Period Available Funds Cap Shortfall Amount - A-2B                                               0.00
        Current Period Available Funds Cap Shortfall Amount - A-2C                                               0.00
        Current Period Available Funds Cap Shortfall Amount - M-1                                                0.00
        Current Period Available Funds Cap Shortfall Amount - M-2                                                0.00
        Current Period Available Funds Cap Shortfall Amount - M-3                                                0.00
        Current Period Available Funds Cap Shortfall Amount - M-4                                                0.00
        Current Period Available Funds Cap Shortfall Amount - M-5                                                0.00
        Current Period Available Funds Cap Shortfall Amount - M-6                                              104.85
        Current Period Available Funds Cap Shortfall Amount - M7                                               380.07
        Current Period Available Funds Cap Shortfall Amount - M8                                             3,959.07
        Current Period Available Funds Cap Shortfall Amount - M9                                             6,438.21
        Current Period Available Funds Cap Shortfall Amount - M10                                            6,438.21

        Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                            0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                            0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                            0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                            0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-1                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-2                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-3                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-4                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-5                                             0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-6                                           104.85
        Available Funds Cap Shortfall Amount Repaid This Period- M7                                            380.07
        Available Funds Cap Shortfall Amount Repaid This Period- M8                                          3,959.07
        Available Funds Cap Shortfall Amount Repaid This Period- M9                                          6,438.21
        Available Funds Cap Shortfall Amount Repaid This Period- M10                                         6,438.21

        Remaining Available Funds Cap Shortfall Amount - A-1A                                                    0.00
        Remaining Available Funds Cap Shortfall Amount - A-2A                                                    0.00
        Remaining Available Funds Cap Shortfall Amount - A-2B                                                    0.00
        Remaining Available Funds Cap Shortfall Amount - A-2C                                                    0.00
        Remaining Available Funds Cap Shortfall Amount - M-1                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - M-2                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - M-3                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - M-4                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - M-5                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - M-6                                                     0.00
        Remaining Available Funds Cap Shortfall Amount - M7                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M8                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M9                                                      0.00
        Remaining Available Funds Cap Shortfall Amount - M10                                                     0.00

Note Rate

        Note Rate - A-1A                                                                                      5.5250%
        Note Rate - A-2A                                                                                      5.5100%
        Note Rate - A-2B                                                                                      5.5600%
        Note Rate - A-2C                                                                                      5.5900%
        Note Rate - M-1                                                                                       5.6800%
        Note Rate - M-2                                                                                       5.7000%
        Note Rate - M-3                                                                                       5.7200%
        Note Rate - M-4                                                                                       5.8200%
        Note Rate - M-5                                                                                       5.8700%
        Note Rate - M-6                                                                                       5.9200%
        Note Rate - M7                                                                                        5.9700%
        Note Rate - M8                                                                                        6.6200%
        Note Rate - M9                                                                                        7.0700%
        Note Rate - M10                                                                                       7.0700%

        Next Note Rate - A-1A                                                                                 5.5250%
        Next Note Rate - A-2A                                                                                 5.5100%
        Next Note Rate - A-2B                                                                                 5.5600%
        Next Note Rate - A-2C                                                                                 5.5900%
        Next Note Rate - M-1                                                                                  5.6800%
        Next Note Rate - M-2                                                                                  5.7000%
        Next Note Rate - M-3                                                                                  5.7200%
        Next Note Rate - M-4                                                                                  5.8200%
        Next Note Rate - M-5                                                                                  5.8700%
        Next Note Rate - M-6                                                                                  5.9200%
        Next Note Rate - M-7                                                                                  5.9700%
        Next Note Rate - M-8                                                                                  6.6200%
        Next Note Rate - M-9                                                                                  7.0700%
        Next Note Rate - M-10                                                                                 7.0700%

Underwritten Noteholders Principal Balance                                                           1,071,270,494.88

Overcollateralization Amounts

        Required Overcollateralization Amount                                                           11,400,000.00
        Overcollateralization Amount                                                                    11,400,000.00

Excess Cashflow                                                                                            361,579.71

Mortgage Insurance

        MI Premiums                                                                                         29,632.27
        Insurance Proceeds                                                                                       0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.